Equity - Capital reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cashless exercises of warrants	€ (3,186)
Amounts relating to the equity components of the convertible loans		€ 87	€ 7,604
Capital reserve
Cashless exercises of warrants	€ (3,077)	383
Amounts relating to the equity components of the convertible loans		€ 87	€ 7,604